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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-00933
                                                     ---------

                          CGM CAPITAL DEVELOPMENT FUND
                          ----------------------------
               (Exact name of registrant as specified in charter)

              One International Place, Boston, Massachusetts 02110
              ----------------------------------------------------
              (Address of principal executive offices) (Zip code)

                        Jeremiah J. Bresnahan, Jr., Esq.
                             Bingham McCutchen LLP
                               150 Federal Street
                                Boston, MA 02110
                                ----------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-737-3225
                                                    --------------

Date of fiscal year end: December 31, 2005
                         -----------------

Date of reporting period: March 31, 2005
                          --------------
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ITEM 1. SCHEDULE OF INVESTMENTS.

                                                  CGM CAPITAL DEVELOPMENT FUND
--------------------------------------------------------------------------------------------------------------------------------

INVESTMENTS AS OF MARCH 31, 2005
(unaudited)

COMMON STOCKS -- 99.7% OF TOTAL NET ASSETS
                                                                                                SHARES                 VALUE (a)
                                                                                                ------                 ---------
AIRLINES -- 4.6%
   GOL Linhas Aereas Inteligentes S.A. ADR (b)(c) .........................................        785,000           $ 19,727,050
                                                                                                                     ------------
CHEMICALS -- 2.8%
   Olin Corporation .......................................................................        545,000             12,153,500
                                                                                                                     ------------
HEALTH CARE SERVICES -- 0.8%
   LifePoint Hospitals, Inc. (c) ..........................................................         75,000              3,288,000
                                                                                                                     ------------
METALS AND MINING -- 4.2%
   Cleveland-Cliffs, Inc. .................................................................        250,000             18,217,500
                                                                                                                     ------------
MISCELLANEOUS -- 9.2%
   Maverick Tube Corporation (c) ..........................................................        145,000              4,713,950
   NS Group, Inc. (c) .....................................................................        375,000             11,778,750
   Sotheby's Holdings, Inc. (c) ...........................................................      1,350,000             22,896,000
                                                                                                                     ------------
                                                                                                                       39,388,700
                                                                                                                     ------------
OFFSHORE DRILLING -- 4.0%
   Atwood Oceanics, Inc. (c) ..............................................................        255,000             16,967,700
                                                                                                                     ------------
OIL - INDEPENDENT PRODUCTION -- 15.6%
   Berry Petroleum Company ................................................................        425,000             21,866,250
   Canadian Natural Resources Limited .....................................................        464,000             26,364,480
   Newfield Exploration Company (c) .......................................................        165,000             12,252,900
   Whiting Petroleum Corporation (c) ......................................................        155,000              6,320,900
                                                                                                                     ------------
                                                                                                                       66,804,530
                                                                                                                     ------------
OIL - SERVICE -- 9.2%
   Cal Dive International, Inc. (c) .......................................................        460,000             20,838,000
   Hydril Company (c) .....................................................................        315,000             18,399,150
                                                                                                                     ------------
                                                                                                                       39,237,150
                                                                                                                     ------------
OIL REFINING -- 11.0%
   Amerada Hess Corporation ...............................................................        231,000             22,224,510
   Murphy Oil Corporation .................................................................        252,000             24,879,960
                                                                                                                     ------------
                                                                                                                       47,104,470
                                                                                                                     ------------
PERIPHERALS -- 5.3%
   Western Digital Corporation (c) ........................................................      1,785,000             22,758,750
                                                                                                                     ------------
RETAIL -- 5.8%
   Children's Place Retail Stores, Inc. (c) ...............................................        520,000             24,830,000
                                                                                                                     ------------
STEEL -- 13.7%
   Commercial Metals Company ..............................................................        750,000             25,417,500
   Schnitzer Steel Industries, Inc. .......................................................        520,000             17,539,600
   Steel Dynamics, Inc. ...................................................................        450,000             15,502,500
                                                                                                                     ------------
                                                                                                                       58,459,600
                                                                                                                     ------------
TELEPHONE -- 9.4%
   Mobile TeleSystems OJSC ADR (b) ........................................................        550,000             19,354,500
   Open Joint Stock Company "Vimpel-Communications" ADR (b)(c) ............................        608,000             20,927,360
                                                                                                                     ------------
                                                                                                                       40,281,860
                                                                                                                     ------------
TRANSPORTATION -- 4.1%
   Yellow Roadway Corporation (c) .........................................................        300,000             17,562,000
                                                                                                                     ------------
TOTAL COMMON STOCKS (Identified Cost $351,543,213) .......................................................            426,780,810
                                                                                                                     ------------

SHORT-TERM INVESTMENT -- 0.6%
                                                                                                   FACE
                                                                                                  AMOUNT
                                                                                                  ------

    American Express Credit Corporation, 2.76%, 4/01/05 (Cost $2,530,000) .................     $2,530,000              2,530,000
                                                                                                                     ------------

TOTAL INVESTMENTS -- 100.3% (Identified Cost $354,073,213) (d) ...........................................            429,310,810
    Cash and receivables .................................................................................              3,866,297
    Liabilities ..........................................................................................             (5,245,835)
                                                                                                                     ------------
TOTAL NET ASSETS -- 100.0% ...............................................................................           $427,931,272
                                                                                                                     ============

(a) Security valuation -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or, in the case of the NASDAQ national market system, the NASDAQ official closing price. For securities with no sale reported and in the case of over-the-counter securities not so listed, the last reported bid price is used.
    Short-term notes having a maturity of sixty days or less are stated at amortized cost, which approximates market value.
(b) An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the
    United States or Canada.
(c) Non-income producing security.
(d) Federal Tax Information: At March 31, 2005 the net unrealized appreciation on investments based on cost of $354,773,782 for
    Federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all investments in which there is an excess of value over
      tax cost ..................................................................................................    $ 78,284,488
    Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost
      over value ................................................................................................      (3,747,460)
                                                                                                                      ------------
                                                                                                                      $ 74,537,028
                                                                                                                      ============

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ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the CGM Capital Development Fund's disclosure controls and procedures within 90 days of the filing of this Form N-Q, the principal executive officer and principal financial officer of CGM Capital Development Fund have concluded that the CGM Capital Development Fund's disclosure controls and procedures (as defined in Rule 30a-3(c)under the Investment Company Act of 1940)are effective to provide reasonable assurance that information required to be disclosed by the CGM Capital Development Fund on this report is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

b) There were no changes in CGM Capital Development Fund's internal control over financial reporting (as defined in Rule 30a-3(d)under the Investment Company Act of 1940)that occurred during CGM Capital Development Fund's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, CGM Capital Development Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.
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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CGM Capital Development Fund

By:   /S/Robert L. Kemp
      Robert L. Kemp
      President
      Principal Executive Officer

Date: May 23, 2005


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /S/ Robert L. Kemp
      Robert L. Kemp
      President
      Principal Executive Officer

Date: May 23, 2005

By:   /S/ Jem A. Hudgins
      Jem A. Hudgins
      CFO & Treasurer
      Principal Financial Officer

Date: May 23, 2005